S000000699 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg Municipal Bond 5 Year (4-6) Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.03%	1.05%	1.93%
Clearwater Tax-Exempt Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	1.57%	3.19%
Clearwater Tax-Exempt Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	1.51%	3.10%
Clearwater Tax-Exempt Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.83%	2.09%	3.39%

[1]
In calculating the U.S. federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund shares to be greater than the returns after taxes on distributions or even the returns before taxes.